Submission	Aug. 03, 2026
Submission [Line Items]
Central Index Key	0000049648
Registrant Name	IDAHO POWER CO
Registration File Number	333-285140-01
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES